PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Underfunded Plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation	$ 236	$ 227
Accumulated benefit obligation	236	227
Fair value of plan assets	231	216
Foreign Plan
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation	294	259
Accumulated benefit obligation	286	251
Fair value of plan assets	$ 189	$ 161